Summary of Significant Accounting Policies (Details Narrative) (10-K) - shares	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017
Options outstanding	200,000		200,000
Option [Member]
Anti-dilutive shares	200,000
Warrants [Member]
Anti-dilutive shares	36,667